SEWARD & KISSEL LLP
                               1200 G Street, N.W.
                              Washington, DC 20005

                            Telephone: (202) 737-8833
                            Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                         November 12, 2009


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re: AllianceBernstein Bond Fund, Inc. - AllianceBernstein Bond Inflation
          Strategy and AllianceBernstein Municipal Bond Inflation Strategy File Nos. 2-48227 and 811-2383
          ------------------------------

Dear Sir or Madam:

     Attached herewith please find Post-Effective Amendment No. 90 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 68 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the purpose of registering two (2) new portfolios, the AllianceBernstein Bond Inflation Strategy and AllianceBernstein Municipal Bond Inflation Strategy and to comply with the amendments to Form N-1A adopted in Release No. IC-28584 (January 13,
2009).

     Please call me at the above-referenced number if you have any questions regarding the attached.


                                   Sincerely,


                                  /s/ Young Seo
                                  --------------------
                                      Young Seo

Attachment


SK 00250 0157 1046826